Related Party and Party-In-Interest Transactions (Details) - Metropolitan Commercial Bank 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party and Party-In-Interest Transactions
Investments, at fair value	$ 42,876,538	$ 33,161,222
Metropolitan Commercial Bank | Metropolitan Commercial Bank common stock fund
Related Party and Party-In-Interest Transactions
Shares held	10,435.053	9,028.498
Investments, at fair value	$ 797,925	$ 528,157
Shares purchased	2,824.175
Shares sold	1,417.62
Dividends received	$ 3,028
Trustee
Related Party and Party-In-Interest Transactions
Revenue credit balance	706	$ 0
Revenue credit allocated to participants	$ 1,121